Quarterly portfolio holdings
John Hancock
Short Duration Municipal Opportunities Fund
Fixed income
August 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 8-31-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 98.5%				$252,030,752
(Cost $253,580,908)
Alabama 7.7%				19,605,661
Baldwin County Industrial Development Authority Novelis Corp. Project, Series A, AMT (A)	4.300	03-01-56	500,000	493,114
Baldwin County Industrial Development Authority Novelis Corp. Project, Series A, AMT (A)	5.000	06-01-55	300,000	307,573
Black Belt Energy Gas District Gas Project No. 8. Series A	4.000	12-01-52	2,000,000	1,995,512
Black Belt Energy Gas District Gas Project, Series A	5.250	05-01-56	750,000	755,583
Black Belt Energy Gas District Gas Project, Series B	5.000	10-01-35	1,500,000	1,508,096
Black Belt Energy Gas District Gas Project, Series C (A)	5.250	08-01-32	1,000,000	1,031,857
Black Belt Energy Gas District Gas Project, Series C (A)	5.500	11-01-56	1,690,000	1,775,739
Black Belt Energy Gas District Gas Project, Series D	5.000	12-01-55	555,000	577,146
Black Belt Energy Gas District Gas Project, Series F	5.000	06-01-36	500,000	513,988
Black Belt Energy Gas District Gas Project, Series G	5.000	06-01-31	1,500,000	1,569,627
Black Belt Energy Gas District Gas Project, Series I	5.000	10-01-33	905,000	948,970
Black Belt Energy Gas District Series A	5.000	12-01-34	1,300,000	1,348,533
Black Belt Energy Gas District Series B	5.000	12-01-30	850,000	887,546
City of Birmingham Birmingham Water Works Board (A)	3.750	09-01-26	500,000	500,000
Energy Southeast, a Cooperative District Series B	5.000	09-01-33	375,000	380,639
Energy Southeast, a Cooperative District Series B	5.000	11-01-33	1,000,000	1,048,461
Energy Southeast, a Cooperative District Series B	5.250	07-01-54	500,000	524,033
Industrial Development Board of the City of Mobile Alabama Power Company, Barry Plant	2.750	07-15-34	1,000,000	991,803
Southeast Energy Authority, a Cooperative District Commodity Supply Project No. 5, Series A	5.250	01-01-54	270,000	279,846
Southeast Energy Authority, a Cooperative District Series B	5.250	03-01-55	500,000	513,162
Southeast Energy Authority, a Cooperative District Series C	5.000	05-01-55	315,000	331,066
Southeast Energy Authority, a Cooperative District Series E	5.000	10-01-30	1,250,000	1,323,367
Arizona 0.6%				1,596,814
Arizona Industrial Development Authority Academies of Math & Science, Series A (A)	4.875	07-01-60	150,000	153,474
Arizona Industrial Development Authority Copper World LLC Project, Series A, AMT (A)	4.500	07-01-46	625,000	617,285
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	4.000	06-01-49	395,000	396,903
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	5.000	09-01-52	425,000	429,152
Arkansas 0.1%				349,509
Little Rock School District Construction Bonds, GO	3.000	02-01-28	350,000	349,509
2	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California 8.9%				$22,871,208
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT	5.000	07-01-30	1,500,000	1,597,872
California Community Choice Financing Authority Clean Energy Project, Series C	5.250	01-01-54	2,500,000	2,622,560
California Community Choice Financing Authority Clean Energy Project, Series E	5.000	07-01-35	4,500,000	4,823,520
California Community Choice Financing Authority Clean Energy Project, Series E	5.000	02-01-55	640,000	670,281
California Community Choice Financing Authority Clean Energy Project, Series E	5.000	10-01-56	300,000	315,806
California Community Choice Financing Authority Clean Energy Project, Series G	5.000	10-01-34	515,000	543,947
California Housing Finance Agency Power Station Block 7B, Series L (A)	5.200	12-01-27	500,000	504,377
California Infrastructure & Economic Development Bank Brightline West Passenger Project, Series B, AMT (A)	12.000	01-01-65	1,000,000	635,000
California Municipal Finance Authority Eisenhower Medical Center, Series A	3.500	07-01-32	205,000	200,262
California Municipal Finance Authority Linxs APM Project, Series A, AMT (B)	3.250	12-31-32	360,000	342,553
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	250,000	251,216
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.000	06-15-34	250,000	260,876
California School Finance Authority Alliance for College Ready Public Schools Project, Series A (A)	5.000	07-01-36	300,000	294,827
California Statewide Communities Development Authority Kaiser Permanente, Series 2003-D	5.000	05-01-33	480,000	509,314
Independent Cities Finance Authority Union City Tropics	4.000	05-15-32	300,000	302,709
Lompoc Valley Medical Center	5.000	02-01-30	375,000	385,775
Northern California Energy Authority Commodity Supply Revenue	5.000	08-01-27	625,000	634,394
Northern California Energy Authority Commodity Supply Revenue	5.000	12-01-54	1,000,000	1,040,285
San Diego Public Facilities Financing Authority Series A	5.250	08-01-47	1,750,000	1,800,953
San Francisco City & County Airport Commission Series C, AMT	5.000	05-01-32	400,000	433,316
San Francisco City & County Airport Commission Series E, AMT	5.000	05-01-38	4,055,000	4,162,093
San Joaquin Valley Clean Energy Authority Clean Energy Project, Series A	5.500	01-01-56	500,000	539,272
Colorado 4.2%				10,742,701
City & County of Denver Airport System Revenue Series A, AMT	5.000	12-01-32	650,000	671,428
Colorado Educational & Cultural Facilities Authority Kent Denver School Project	4.000	06-01-35	400,000	402,656
Colorado Health Facilities Authority Frasier Project, Series 2023-A	3.000	05-15-30	310,000	303,752
Colorado Housing and Finance Authority Series E-2, Class I	3.350	10-01-29	430,000	433,111
County of Routt Yampa Valley Regional Airport, AMT	5.000	06-01-29	250,000	259,791
County of Routt Yampa Valley Regional Airport, AMT	5.000	06-01-30	250,000	261,911
County of Routt Yampa Valley Regional Airport, AMT	5.000	06-01-31	250,000	263,733
County of Routt Yampa Valley Regional Airport, AMT	5.000	06-01-32	250,000	265,087
County of Routt Yampa Valley Regional Airport, AMT	5.000	06-01-33	330,000	351,358
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
E-470 Public Highway Authority Series B (Overnight SOFR + 0.700%) (C)	3.152	09-01-39	4,325,000	$4,319,023
Fiddler’s Business Improvement District Greenwood Village, GO (A)	5.000	12-01-32	100,000	102,377
Park Creek Metropolitan District Series A (B)	4.000	12-01-35	475,000	474,427
Rampart Range Metropolitan District No. 1 (B)	5.000	12-01-26	305,000	306,647
Rampart Range Metropolitan District No. 1 (B)	5.000	12-01-27	445,000	456,702
South Maryland Creek Ranch Metropolitan District, GO (B)	5.000	12-01-29	195,000	204,738
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (B)	5.000	12-01-34	175,000	190,741
Vista Ridge Metropolitan District Series A, GO (B)	4.000	12-01-36	1,500,000	1,475,219
Connecticut 0.9%				2,208,597
Aquarion Water Authority Series B	5.250	02-01-29	500,000	527,311
Aquarion Water Authority Series B	5.250	02-01-30	1,000,000	1,072,448
City of Bridgeport Series B, GO	5.000	08-15-27	170,000	173,611
Connecticut State Health & Educational Facilities Authority Fairfield University, Series V	5.000	07-01-35	10,000	11,186
Stamford Housing Authority Mozaic Concierge Living Project, Series C	4.750	10-01-32	215,000	220,942
Town of Hamden Whitney Center Project	5.000	01-01-50	230,000	203,099
Delaware 0.3%				758,527
Delaware County Authority Cabrini University	5.000	07-01-31	30,000	30,518
Delaware State Economic Development Authority Delmarva Power & Light Company Project, Series A	3.600	01-01-31	700,000	713,006
Delaware Transportation Authority Transportation System Revenue	3.000	07-01-28	15,000	15,003
District of Columbia 2.3%				5,828,706
District of Columbia Series A, GO	5.000	10-15-44	2,035,000	2,081,361
District of Columbia Housing Finance Agency Hillsdale Flats Phase I Project, Series B	3.150	02-01-30	1,000,000	1,001,143
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	4.000	10-01-35	750,000	743,682
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-26	500,000	500,855
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-32	1,500,000	1,501,665
Florida 6.1%				15,477,524
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.000	06-15-34	300,000	310,730
Capital Trust Authority The Marie Selby Botanical Gardens, Inc. Project (A)	4.500	06-15-33	1,850,000	1,848,793
City of Atlantic Beach Fleet Landing Project, Series A	5.000	11-15-33	400,000	407,303
County of Broward Port Facilities Revenue Series B, AMT	5.000	09-01-28	500,000	517,110
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-30	255,000	270,586
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-34	500,000	538,842
Escambia County Health Facilities Authority Baptist Hospital, Inc. Obligated Group, Series A	5.000	08-15-40	100,000	100,267
4	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Firethorn Community Development District Assessment Area One	4.100	05-01-30	370,000	$367,872
Florida Development Finance Corp. Coastal Waste & Recycling, Inc. Project, AMT (A)	4.550	06-01-46	2,000,000	1,980,315
Florida Development Finance Corp. Imagine School at Broward Project, Series A (A)	5.000	12-15-34	200,000	202,858
Florida Development Finance Corp. Nova Southeastern University Project, Series A	5.000	04-01-27	25,000	25,262
Florida Development Finance Corp. Solid Waste Southeast LLC Project, Series A, AMT (A)	4.375	10-01-54	500,000	499,182
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	4.350	04-01-37	1,000,000	991,919
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (A)	4.500	07-01-32	1,500,000	1,493,422
Florida Higher Educational Facilities Financing Authority Nova Southeastern University Project	5.000	04-01-27	20,000	20,028
Florida Higher Educational Facilities Financing Authority Nova Southeastern University Project	5.000	04-01-28	35,000	35,054
Florida Local Government Finance Commission Fleet Landing at Nocatee Project, Series B-2 (A)	4.450	11-15-31	200,000	200,796
Jacksonville Housing Authority Westwood Apartments	5.000	02-01-34	950,000	997,419
Miami-Dade County Housing Finance Authority Yaeger Plaza Project, Series B	3.150	08-01-29	1,000,000	1,000,813
Miami-Dade County Industrial Development Authority Mater Academy Projects	4.000	06-15-31	400,000	398,274
North Miami Community Redevelopment Agency Series A	5.000	03-01-31	500,000	530,874
Palm Beach County Health Facilities Authority Green Cay Life Plan Village Project, Series A (A)	5.750	11-15-36	1,000,000	994,331
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-28	25,000	25,881
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-29	110,000	115,166
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-30	200,000	211,284
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	10,000	9,966
Town of Davie Nova Southeastern University Project	5.000	04-01-29	25,000	25,762
Town of Davie Nova Southeastern University Project	5.000	04-01-31	330,000	338,724
USF Financing Corp. Student Housing Project	5.000	07-01-34	500,000	552,340
Village Community Development District CDD No. 15 (A)	4.000	05-01-34	250,000	249,320
Winter Garden Village at Fowler Groves Community Development District	3.750	05-01-31	220,000	217,031
Georgia 2.6%				6,705,029
Development Authority of Burke County Georgia Power Company Plant Vogtle Project, 4th Series	3.000	10-01-32	775,000	772,735
Development Authority of Burke County Oglethorpe Power Corp. Vogtle Project, Series A	3.600	01-01-40	610,000	615,221
Development Authority of Monroe County Georgia Power Company Plant Scherer Project, 1st Series	2.800	06-01-42	1,000,000	977,695
Main Street Energy, Inc. Series D	5.000	12-01-33	1,500,000	1,569,643
Main Street Natural Gas, Inc. Series A	4.000	09-01-52	750,000	757,421
Main Street Natural Gas, Inc. Series B	5.000	07-01-53	260,000	271,078
Main Street Natural Gas, Inc. Series B	5.000	12-01-55	650,000	678,619
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Georgia (continued)
Main Street Natural Gas, Inc. Series D	5.000	04-01-54	500,000	$525,197
Main Street Natural Gas, Inc. Series E-1	5.000	12-01-53	500,000	526,929
Municipal Electric Authority of Georgia Series A	5.000	01-01-29	10,000	10,491
Hawaii 0.2%				417,700
County of Maui, GO	3.250	09-01-35	435,000	417,700
Illinois 5.7%				14,681,632
Bridgeview Finance Corp. Series A	5.000	12-01-37	1,250,000	1,261,590
Chicago Midway International Airport Series A, AMT	5.000	01-01-32	1,000,000	1,068,303
Chicago O’Hare International Airport Series E, AMT	5.000	01-01-27	500,000	503,324
City of Chicago Wastewater Transmission Revenue Series B (B)	5.000	01-01-30	225,000	226,591
City of Chicago Waterworks Revenue Series B	5.000	11-01-27	2,500,000	2,561,428
County of Cook Series A, GO (D)	5.000	11-15-30	2,150,000	2,312,480
Illinois Development Finance Authority St. Vincent De Paul Center Project, Series A	2.850	11-15-39	2,500,000	2,432,674
Illinois Finance Authority Clark-Lindsey Village, Series A	4.600	06-01-27	75,000	75,170
Illinois Finance Authority Clark-Lindsey Village, Series A	5.375	06-01-42	10,000	9,803
Illinois Finance Authority Music and Dance Theater Chicago (A)	5.000	10-01-35	295,000	294,333
Illinois Finance Authority Northshore University Health System, Series A	5.000	08-15-32	1,000,000	1,060,703
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project, Series A	5.000	12-15-28	500,000	511,581
Sales Tax Securitization Corp. Series A	5.000	01-01-34	1,000,000	1,090,452
State of Illinois Series B, GO	5.250	10-01-29	500,000	532,022
State of Illinois, GO	4.125	11-01-31	575,000	575,349
Village of Bedford Park Hotel/Motel Tax Revenue Series A (B)	5.000	12-01-35	155,000	165,829
Indiana 0.8%				2,050,174
City of Whiting BP Products North America, Inc., Series A, AMT	4.000	12-01-44	1,000,000	996,284
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	415,000	424,251
Indiana Finance Authority CWA Authority Project, Series A	5.000	10-01-33	5,000	5,557
Indiana Finance Authority Indiana Masonic Home Project, Series A	4.300	05-01-29	500,000	506,843
Indiana Finance Authority Indiana University Health, Series B-2	5.000	10-01-60	110,000	117,239
Iowa 1.7%				4,408,377
Iowa Finance Authority Iowa Fertilizer Company Project	5.000	12-01-50	25,000	27,727
Iowa Finance Authority Lifespace Communities, Inc., Series B	3.950	05-15-56	2,500,000	2,500,000
Iowa Student Loan Liquidity Corp. Series B, AMT	5.000	12-01-27	1,095,000	1,121,061
PEFA, Inc. Gas Project, Series A	5.000	04-01-30	490,000	509,824
6	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Iowa (continued)
University of Iowa Academic Building, Series SUI	3.000	07-01-28	250,000	$249,765
Kansas 0.6%				1,633,390
City of Garden City Sports of the World Star Bond Project, Phase II (A)	4.000	06-01-29	135,000	135,624
City of Garden City Sports of the World Star Bond Project, Phase II (A)	4.250	06-01-33	500,000	498,617
City of Prairie Village Meadowbrook TIF Project	3.125	04-01-36	235,000	221,810
City of Topeka Combined Utility Revenue Series A	3.000	08-01-27	250,000	250,007
Wyandotte County-Kansas City Unified Government Northwest Speedway Star Bond District Project (A)	4.000	03-01-36	550,000	527,332
Kentucky 1.9%				4,966,283
County of Trimble Louisville Gas & Electric Company Project, Series A	3.750	06-01-33	500,000	495,220
County of Trimble Louisville Gas & Electric Company Project, Series A, AMT	1.300	09-01-44	1,000,000	976,345
Kentucky Interlocal School Transportation Association Certificates of Participation	4.000	03-01-29	1,970,000	2,015,636
Kentucky Public Energy Authority Series A	5.000	05-01-55	260,000	268,436
Louisville/Jefferson County Metropolitan Government Norton Healthcare, Inc., Series A	5.000	10-01-33	1,000,000	1,086,211
Northern Kentucky Water District Series B	3.125	02-01-29	125,000	124,435
Louisiana 0.9%				2,230,242
City of New Orleans Series A, GO	5.000	12-01-31	535,000	567,281
City of New Orleans, GO	5.000	12-01-36	375,000	386,535
Lake Charles Harbor & Terminal District Series B, AMT	5.000	01-01-29	265,000	275,570
Louisiana Housing Corp. Hampton Park Project	3.150	07-01-44	1,000,000	1,000,856
Maine 0.1%				155,985
Finance Authority of Maine Casella Waste System, Inc. Project, Series R-3, AMT (A)	5.000	08-01-35	150,000	155,985
Maryland 0.6%				1,419,054
City of Baltimore City-Wide Affordable Housing Program (A)	4.000	06-01-35	300,000	287,510
Maryland Health & Higher Educational Facilities Authority MedStar Health Issue, Series B	5.000	08-15-56	1,000,000	1,081,206
Maryland Health & Higher Educational Facilities Authority University of Maryland Medical System, Series B-2	5.000	07-01-45	50,000	50,338
Massachusetts 4.3%				10,882,844
City of Fall River, GO	2.000	12-01-32	390,000	349,165
Commonwealth of Massachusetts Series D, GO	5.000	07-01-45	2,490,000	2,563,759
Massachusetts Development Finance Agency Gingercare Living Issue, Series B-2 (A)	5.000	12-01-29	150,000	150,034
Massachusetts Development Finance Agency Waste Management, Inc. Project, AMT (A)	1.250	05-01-27	3,250,000	3,186,077
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-30	15,000	15,296
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-37	10,000	10,391
Massachusetts Port Authority Series C, AMT	5.000	07-01-44	3,500,000	3,539,144
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
University of Massachusetts Building Authority University of Massachusetts, Series 1	5.000	11-01-29	1,000,000	$1,068,978
Michigan 2.1%				5,378,591
Canyon Falls Municipal Utility District No. 1, GO (B)	4.000	02-15-31	100,000	102,035
Canyon Falls Municipal Utility District No. 1, GO (B)	4.000	02-15-31	145,000	147,951
Crestwood School District Series II, GO	5.000	05-01-27	325,000	329,955
Grand Rapids Economic Development Corp. Beacon Hill at Eastgate Project, Series B-1	4.750	11-01-30	500,000	500,042
Grand Valley State University Series A	5.000	12-01-32	500,000	500,680
Great Lakes Water Authority Water Supply System Revenue Series D	3.450	07-01-56	1,000,000	998,295
Michigan Finance Authority McLaren Healthcare, Series D-2	1.200	10-15-38	385,000	369,894
Michigan State Hospital Finance Authority Corewell Health, Series B	5.000	08-15-55	200,000	215,040
Michigan Strategic Fund I-75 Improvement Project, AMT	5.000	12-31-32	245,000	250,841
Oxford Area Community School District School Building & Site, Series I, GO	4.000	05-01-36	500,000	500,761
University of Michigan Series A	5.000	04-01-50	500,000	508,389
Wayne County Airport Authority Detroit Metropolitan Wayne County Airport, Series D, AMT	5.000	12-01-35	585,000	632,619
Wayne County Airport Authority Detroit Metropolitan Wayne County Airport, Series D, AMT	5.000	12-01-36	300,000	322,089
Minnesota 1.7%				4,296,986
Cambridge-Isanti Independent School District No. 911 Series A, GO	2.000	02-01-34	690,000	575,270
City of Eden Prairie Series A, GO	2.000	02-01-33	20,000	17,521
City of Minneapolis, GO	3.000	12-01-34	750,000	710,578
Delano Independent School District No. 879 School Building, Series A, GO	3.000	02-01-28	690,000	688,842
Fridley Independent School District No. 14 Series B, GO (D)	5.000	09-30-27	750,000	764,777
Minnesota Municipal Gas Agency Gas Project, Series A	5.000	09-01-35	1,500,000	1,539,998
Mississippi 0.1%				192,598
Mississippi Development Bank Hancock County Gomesa Project (A)	4.550	11-01-39	200,000	192,598
Missouri 1.4%				3,533,931
City of Kansas City Water Revenue Series A	3.000	12-01-29	100,000	100,001
I-470 Western Gateway Transportation Development District Series A (A)	4.500	12-01-29	266,000	266,149
Industrial Development Authority of the City of St. Louis Union Station Phase 2 Redevelopment Project, Series A	4.875	06-15-34	300,000	303,898
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-27	200,000	202,181
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	675,000	684,802
Missouri Development Finance Board Procter & Gamble Paper Products, AMT	5.200	03-15-29	1,750,000	1,828,586
Waynesville R-VI School District Certificates of Participation	5.000	04-15-30	140,000	148,314
Montana 0.1%				252,972
City of Forsyth NorthWestern Corp. Colstrip Project	3.875	07-01-28	250,000	252,972
8	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Nebraska 0.4%				$1,087,566
Central Plains Energy Project Subseries A-1	5.000	08-01-55	250,000	263,644
County of Sarpy Building Bonds, GO	1.750	06-01-34	1,000,000	823,922
Nevada 0.9%				2,338,157
County of Washoe Sierra Pacific Power Company Project, Series F, AMT	4.125	03-01-36	2,000,000	2,017,482
State of Nevada Department of Business & Industry Brightline West Passenger Project, Series B, AMT (A)	12.000	01-01-65	505,000	320,675
New Hampshire 1.1%				2,816,782
City of Manchester Public Improvement, Series A, GO	4.000	06-15-29	10,000	10,281
New Hampshire Business Finance Authority Bridgeland Water & Utility District (A)	5.375	12-15-35	543,000	536,045
New Hampshire Business Finance Authority Lariat Phase 2 Project, GO (A)(E)	6.978	12-15-32	500,000	325,073
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., Series A, AMT	5.000	04-01-30	50,000	51,721
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., Series A, AMT	5.000	04-01-31	80,000	82,875
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., Series A, AMT	5.000	04-01-32	120,000	124,281
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., Series A, AMT	5.500	04-01-34	125,000	130,720
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., Series A, AMT	5.500	04-01-38	100,000	102,432
New Hampshire Business Finance Authority Series 1-A	4.150	10-20-40	994,516	941,770
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.375	07-01-33	25,000	25,096
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.500	07-01-34	175,000	175,850
New Hampshire Health & Education Facilities Authority Darmouth College, Series B	3.300	06-01-40	300,000	300,411
New Hampshire Municipal Bond Bank Series C	5.000	08-15-27	10,000	10,227
New Jersey 3.8%				9,760,345
Atlantic City Board of Education, GO (A)(B)	3.400	08-15-27	1,135,000	1,138,578
Borough of Bernardsville, GO	2.625	08-15-28	200,000	197,581
Hopewell Valley Regional School District, GO	1.000	02-01-32	1,660,000	1,423,949
New Jersey Economic Development Authority Repauno Port and Rail Terminal Project, AMT (A)	6.375	01-01-35	500,000	525,186
New Jersey Economic Development Authority School Facilities Construction Program, Series LLL	5.000	06-15-44	2,000,000	2,050,571
New Jersey Housing & Mortgage Finance Agency Series B	3.375	11-01-27	435,000	436,301
New Jersey Institute of Technology Series A (B)	5.000	07-01-36	500,000	558,398
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-30	500,000	535,904
Salem County Pollution Control Financing Authority Atlantic City Electric Company Project	2.250	06-01-29	2,500,000	2,397,635
State of New Jersey, GO	2.000	06-01-27	500,000	496,242
New Mexico 0.6%				1,639,540
City of Farmington Southern California Edison Company Four Corners Project, Series B	1.800	04-01-29	1,740,000	1,639,540
New York 2.7%				6,986,568
Albany County Airport Authority Series B, AMT	5.000	12-15-26	475,000	477,710
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
Farmingdale Union Free School District, GO	2.000	09-15-34	255,000	$213,200
New York City Educational Construction Fund Series A	4.000	04-01-34	795,000	808,326
New York City Housing Development Corp. Series A-2	3.250	11-01-65	1,000,000	998,609
New York City Municipal Water Finance Authority Fiscal 2025, Series DD	5.000	06-15-35	150,000	169,127
New York City Transitional Finance Authority Future Tax Secured Revenue Series D-1	5.000	11-01-26	5,000	5,020
New York Liberty Development Corp. 4 World Trade Center Project, Series A	2.100	11-15-32	750,000	653,543
New York State Dormitory Authority Cornell University, Series A	5.500	07-01-54	500,000	526,449
New York State Dormitory Authority Memorial Sloan-Kettering Cancer Center, Series 1	5.000	07-01-39	500,000	518,237
New York State Dormitory Authority School Districts Building Financing Program, Series A	5.000	10-01-29	100,000	100,218
New York State Environmental Facilities Corp. Casella Waste System, Inc. Project, Series R-1, AMT (A)	4.250	09-01-50	500,000	506,170
New York Transportation Development Corp. Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment, AMT	4.000	10-01-30	1,425,000	1,442,993
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-26	30,000	30,132
Rensselaer County Capital Resource Corp. Van Rensselaer Manor Nursing Home Project	5.000	04-01-27	530,000	536,834
North Carolina 1.7%				4,269,164
Cumberland County Industrial Facilities & Pollution Control Financing Authority Project Aero, AMT	3.125	12-01-27	2,645,000	2,645,271
Greater Asheville Regional Airport Authority Series A, AMT (B)	5.000	07-01-27	405,000	411,314
North Carolina Capital Facilities Finance Agency High Point University	4.000	05-01-33	215,000	219,194
North Carolina Capital Facilities Finance Agency High Point University	4.000	05-01-34	700,000	710,029
North Carolina Capital Facilities Finance Agency High Point University	5.000	05-01-28	260,000	268,355
North Carolina Medical Care Commission Presbyterian Homes, Series C	4.000	10-01-31	15,000	15,001
North Dakota 0.1%				184,964
Cass County Joint Water Resource District Series A, GO	3.450	04-01-27	185,000	184,964
Ohio 1.7%				4,245,828
American Municipal Power, Inc. Combined Hydroelectric Projects, Series A	5.000	02-15-33	400,000	440,177
American Municipal Power, Inc. Jackson Center Village Project	4.000	08-05-27	425,000	429,290
City of Columbus Series A, GO	3.000	08-15-32	750,000	727,731
County of Ohio The Highlands Project	5.000	06-01-32	365,000	383,181
Jefferson County Port Authority JSW Steel Project, AMT (A)	5.000	12-01-53	300,000	304,391
Kettering City School District Series B, GO (D)	5.500	10-01-63	1,500,000	1,541,488
North Lawrence Community Schools Building Corp. First Mortgage	5.000	01-15-32	250,000	271,597
Ohio Air Quality Development Authority FirstEnergy, Series D	3.375	08-01-29	150,000	147,973
Oklahoma 0.6%				1,639,115
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-30	235,000	247,093
10	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Oklahoma (continued)
Cleveland Educational Facilities Authority Cleveland Public Schools Project	5.000	09-01-33	285,000	$305,344
Oklahoma City Public Property Authority Arena Sales Tax Revenue	5.000	06-01-31	1,000,000	1,086,678
Oregon 2.2%				5,555,415
City of Newport Series B, GO (B)(E)	3.047	06-01-27	400,000	390,966
Oregon City School District No. 62 Series A, GO (E)	3.162	06-15-29	450,000	412,050
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-28	320,000	330,063
Oregon State Lottery Series A	5.000	04-01-28	190,000	197,312
Oregon State Lottery Series A	5.000	04-01-39	3,000,000	3,100,446
Port of Portland Airport Revenue Series 25B, AMT	5.000	07-01-37	950,000	975,879
Washington County Oregon School District No.48 Series A, GO (E)	3.406	06-15-31	55,000	46,740
Washington County Oregon School District No.48 Series A, GO (E)	3.529	06-15-32	125,000	101,959
Pennsylvania 3.0%				7,722,770
Berks County Municipal Authority Tower Health Project, Series B	5.000	02-01-40	500,000	479,525
Boyertown Area School District, GO (B)	4.000	11-01-27	425,000	425,414
Chester County Industrial Development Authority Avon Grove Charter School	5.000	03-01-27	220,000	220,134
City of Philadelphia Airport Revenue Private Activity, AMT	5.000	07-01-31	500,000	534,578
Commonwealth of Pennsylvania First Series, Bid Group A, GO	5.000	08-01-33	60,000	66,823
Lancaster County Hospital Authority Brethren Village Project	4.250	07-01-28	70,000	69,846
Lancaster County Hospital Authority Masonic Villages Project, Series A	5.000	11-01-32	445,000	479,521
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-31	170,000	170,953
Latrobe Industrial Development Authority Seton Hill University	5.000	03-01-36	850,000	868,938
Monroeville Finance Authority UPMC Obligated Group, Series C	5.000	02-01-27	300,000	302,422
Monroeville Finance Authority UPMC Obligated Group, Series C	5.000	02-01-28	225,000	231,039
Pennsylvania Economic Development Financing Authority Energy Supply LLC Project, Series B	5.250	12-01-38	600,000	600,813
Pennsylvania Economic Development Financing Authority Energy Supply LLC Project, Series C	5.250	12-01-37	500,000	500,697
Pennsylvania Economic Development Financing Authority Presbyterian Senior Living Project	4.000	07-01-30	1,620,000	1,640,800
Pennsylvania Housing Finance Agency Walnut Park Plaza, Series B	3.000	02-01-30	1,000,000	998,610
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-31	135,000	132,657
Puerto Rico 2.5%				6,481,470
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (E)	1.965	11-01-43	270,000	192,375
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-27	1,296,324	1,317,506
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-29	2,000,000	2,100,898
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Puerto Rico (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series A (A)	5.000	07-01-29	2,000,000	$2,093,084
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (E)	3.266	07-01-27	799,000	777,607
Rhode Island 0.2%				548,610
Rhode Island Health and Educational Building Corp. RI Properties LLC Project, Series A (B)	5.000	07-01-32	210,000	225,287
Rhode Island Health and Educational Building Corp. RI Properties LLC Project, Series A (B)	5.000	07-01-33	300,000	323,323
South Carolina 0.4%				1,129,109
Fort Mill School District No. 4 Series E, GO	3.000	03-01-31	220,000	214,397
Richland County School District No. 1 Series D, GO	3.500	03-01-28	350,000	350,162
South Carolina Jobs-Economic Development Authority Wofford College	5.000	04-01-27	25,000	25,033
South Carolina Public Service Authority Unrefunded, Series A	5.000	12-01-30	200,000	200,205
South Carolina Transportation Infrastructure Bank Series A	3.000	10-01-33	355,000	339,312
Tennessee 1.2%				3,043,284
Clarksville Independent School District, GO	2.000	02-15-34	205,000	176,426
Knoxville Industrial Development Board Maplehurst Park Apartments Project (A)	4.250	11-01-30	750,000	742,978
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center, Series B	5.000	07-01-29	500,000	524,943
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center, Series B	5.000	07-01-32	1,000,000	1,078,497
Tennessee Energy Acquisition Corp. Series A	5.000	12-01-35	500,000	520,440
Texas 12.2%				31,112,080
Alief Independent School District, GO	2.000	02-15-35	530,000	434,367
Boerne Independent School District, GO	3.125	02-01-53	320,000	320,150
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)(F)	12.000	06-01-43	93,737	1,640
Brooks Development Authority Series B (A)	5.000	08-15-47	250,000	260,490
City of Austin Airport System Revenue Series B, AMT	5.000	11-15-31	1,500,000	1,610,659
City of Georgetown Series A, GO	3.000	08-15-29	775,000	771,493
City of Houston Airport System Revenue United Airlines, Inc. Airport Improvement Projects, AMT	5.000	07-15-28	1,000,000	1,020,448
City of Houston Airport System Revenue United Airlines, Inc. Ground Services Equipment Facility Project, AMT	5.500	07-15-36	1,000,000	1,063,869
City of Houston Airport System Revenue United Airlines, Inc. Terminal Improvement Project, Series B, AMT	5.250	07-15-30	1,000,000	1,041,047
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.250	07-15-33	1,000,000	1,053,272
City of Pflugerville Meadowlark Preserve Public Improvement District Project (A)	4.250	09-01-33	350,000	350,604
City of San Antonio Electric & Gas Systems Revenue Series A	3.080	02-01-55	500,000	498,730
City of San Antonio Electric & Gas Systems Revenue Series A	3.150	02-01-55	1,120,000	1,098,312
County of Liberty, GO	6.000	08-01-31	1,000,000	1,127,301
County of Midland, GO	5.000	02-15-28	10,000	10,326
Dallas Fort Worth International Airport Series A-1, AMT	5.000	11-01-29	625,000	658,752
12	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Dallas Fort Worth International Airport Series A-2, AMT	5.000	11-01-50	800,000	$856,694
Dallas Fort Worth International Airport Series C, AMT	5.000	11-01-30	500,000	532,779
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-30	225,000	239,552
Elevon Municipal Utility District No. 1-A, GO (B)	4.000	09-01-33	310,000	312,168
Harrisburg Redevelopment Authority (B)	5.000	09-01-30	450,000	479,782
Houston Independent School District Series A, GO	5.000	07-15-45	995,000	1,031,466
Lake Houston Redevelopment Authority Reinvestment Zone No. 10	4.000	09-01-35	50,000	48,338
Las Varas Public Facility Corp. Central at Commerce, Series A	3.350	11-01-44	1,700,000	1,688,868
Mission Economic Development Corp. Graphic Packaging International LLC Project, AMT	5.000	12-01-64	2,500,000	2,568,076
Mission Economic Development Corp. Graphic Packaging International LLC Project, Series A, AMT (A)	5.000	12-01-64	1,000,000	1,025,605
Mission Economic Development Corp. Natgasoline Project, AMT	4.750	08-01-46	2,000,000	2,011,480
Montgomery County Higher Education and Health Authority Thomas Jefferson University Project	5.000	09-01-26	230,000	230,000
Montgomery County Municipal Utility District No. 111, GO (B)	5.000	09-01-29	120,000	126,411
Montgomery County Municipal Utility District No. 111, GO (B)	5.000	09-01-30	130,000	138,408
New Hope Cultural Education Facilities Finance Corp. Bella Vida Facility Living Project, Series B-1	5.250	10-01-30	250,000	250,134
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.250	07-01-32	100,000	100,584
Newark Higher Education Finance Corp. Village Tech Schools, Series A	4.375	08-15-29	160,000	159,647
Northlake Municipal Management District No. 1, GO (B)	2.125	03-01-32	545,000	484,088
Palestine Independent School District, GO	5.000	02-15-28	635,000	655,818
Port Authority of Houston Series A, AMT, GO	5.000	10-01-32	345,000	356,054
Port of Beaumont Industrial Development Authority Jefferson Gulf Coast Energy Project, Series B (A)	4.100	01-01-28	1,250,000	1,154,156
Schertz-Cibolo-Universal City Independent School District Series B, GO	3.125	02-01-56	500,000	499,535
State of Texas College Student Loan, AMT, GO	5.000	08-01-30	1,010,000	1,076,174
State of Texas Transporation Commission Mobility Fund, Series A, GO	3.300	10-01-29	100,000	100,011
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Project, Series F	5.000	11-15-52	115,000	121,998
Terrell Independent School District School Building, GO	4.000	08-01-32	1,000,000	987,286
Texas Municipal Gas Acquisition & Supply Corp. I Series D	6.250	12-15-26	555,000	560,347
Texas Municipal Gas Acquisition & Supply Corp. V Gas Supply Revenue	5.000	04-01-28	125,000	127,635
Texas Municipal Gas Acquisition & Supply Corp. V Gas Supply Revenue	5.000	04-01-29	250,000	257,226
Texas Municipal Gas Acquisition & Supply Corp. VI Series A	5.250	03-01-37	1,000,000	1,058,491
Texas State University System Series C (D)	5.000	03-15-34	500,000	551,809
Utah 1.2%				3,057,497
City of Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-29	505,000	531,201
Mida Mountain Village Public Infrastructure District Series 2 (0.000% to 6-1-31, then 5.000% thereafter) (A)	0.000	06-01-35	350,000	278,592
State of Utah, GO	3.000	07-01-34	1,000,000	956,674
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	13

	Rate (%)	Maturity date	Par value^	Value
Utah (continued)
Utah Infrastructure Agency Series A	5.000	10-15-28	1,000,000	$1,009,724
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-28	140,000	140,958
Utah Infrastructure Agency Telecommunication Revenue	5.000	10-15-29	135,000	140,348
Vermont 0.1%				253,576
Vermont Economic Development Authority Casella Waste System, Inc. Project, Series A-2, AMT (A)	4.375	06-01-52	250,000	253,576
Virginia 0.1%				200,241
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay, Series B-1	6.250	09-01-30	200,000	200,241
Washington 1.0%				2,683,142
Klickitat County Public Utility District No. 1 Electric Revenue Refunding (B)	5.000	12-01-32	300,000	331,000
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-30	405,000	430,071
Washington Economic Development Finance Authority Husky Terminal Improvement Project, AMT	5.875	12-01-45	500,000	504,509
Washington Health Care Facilities Authority Providence St. Joseph Health, Series B	5.000	10-01-30	1,000,000	1,066,546
Washington State Housing Finance Commission Horizon House Project, Series B-1	5.000	01-01-35	350,000	351,016
West Virginia 1.3%				3,373,691
West Virginia Economic Development Authority Kentucky Power Company Mitchell Project, Series A, AMT	3.750	04-01-36	3,400,000	3,373,691
Wisconsin 3.6%				9,256,803
Public Finance Authority Campus Real Estate Holding Corp. LLC Project, Series A	5.000	06-01-30	200,000	205,448
Public Finance Authority Double L Ranch Project, GO (A)(E)	7.524	12-15-35	1,000,000	504,725
Public Finance Authority Driftwood Golf and Ranch Club Project, GO (A)(E)	6.546	12-15-39	327,000	139,086
Public Finance Authority Duke Energy Progress Project	3.300	10-01-46	965,000	965,313
Public Finance Authority Kawa Fund, Ltd., Class A, Series 1	3.625	06-15-63	1,495,000	1,474,084
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-28	315,000	326,435
Public Finance Authority Maniilaq Association Employee Housing Project	5.000	12-01-31	550,000	578,254
Public Finance Authority Maniilaq Association Employee Housing Project	5.000	12-01-32	550,000	580,009
Public Finance Authority Midtown Project (A)(E)	6.289	12-15-34	295,000	176,610
Public Finance Authority Million Air Two LLC General Aviation Facilities Project, Series A, AMT (A)	5.000	06-01-31	1,000,000	1,021,952
Public Finance Authority Million Air Two LLC General Aviation Facilities Project, Series A, AMT (A)	5.000	06-01-36	500,000	502,795
Public Finance Authority Revolution Academy (A)	5.000	10-01-36	1,225,000	1,229,745
Public Finance Authority Sky Harbour Capital III LLC Aviation Facilities Project, AMT (A)	6.000	07-01-60	1,000,000	1,017,909
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-2	4.200	08-15-28	25,000	25,003

Wisconsin Health & Educational Facilities Authority Wisconsin Museum of Nature and Culture, Inc. Project (A)	6.500	11-01-36	500,000	509,435
14	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 0.1%				$123,584
(Cost $141,661)
Materials 0.1%				123,584
Paper and forest products 0.1%
Domtar Corp. (A)	6.750	10-01-28	150,000	123,584

	Yield (%)	Shares	Value
Short-term investments 2.2%			$5,615,279
(Cost $5,615,496)
Short-term funds 2.2%
John Hancock Collateral Trust (G)	3.6571(H)	561,534	5,615,279
Total investments (Cost $259,338,065) 100.8%			$257,769,615
Other assets and liabilities, net (0.8%)			(1,934,806)
Total net assets 100.0%			$255,834,809

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $35,193,189 or 13.8% of the fund’s net assets as of 8-31-26.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Security purchased or sold on a when-issued or delayed-delivery basis.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Non-income producing - Issuer is in default.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	The rate shown is the annualized seven-day yield as of 8-31-26.

Insurance Coverage	As a % of total investments
Assured Guaranty Corp.	1.9
Build America Mutual Assurance Company	1.8
TOTAL	3.7
The fund had the following portfolio composition as a percentage of net assets on 8-31-26:
General obligation bonds	15.3%
Revenue bonds	83.2%
Other revenue	23.4%
Development	14.2%
Airport	11.3%
Health care	9.3%
Housing	6.1%
Education	4.8%
Pollution	4.2%
Water and sewer	4.2%
Utilities	3.5%
Transportation	2.2%
Corporate bonds	0.1%
Short-term investments and other	1.4%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	15

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2026, by major security category or type:
	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$252,030,752	—	$252,030,752	—
Corporate bonds	123,584	—	123,584	—
Short-term investments	5,615,279	$5,615,279	—	—
Total investments in securities	$257,769,615	$5,615,279	$252,154,336	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	561,534	$6,280,712	$48,839,741	$(49,505,283)	$92	$17	$41,317	—	$5,615,279
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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